Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2018
Recoverable taxes
Schedule of recoverable taxes

	December 31, 2018	December 31, 2017
Value-added tax	813	887
Brazilian federal contributions	808	880
Others	13	43
Total	1,634	1,810
Current	883	1,172
Non-current	751	638
Total	1,634	1,810